Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Compensation
Note 19:        Share‑Based Compensation

a. Expense recognized in the financial statements:

The expenses recognized for services received from employees and directors is as follows:

	Year ended December 31
	2022	2021	2020
Cost of revenues	184	153	115
Research and development	406	333	179
Selling and marketing	42	-	3
General and administrative	1,314	1,187	1,025

Total share-based compensation	1,946	1,673	1,322

b. Share-based payment plan for employees and directors:

The Company has granted options and restricted stock units ("RSUs") for total of 806,910 ordinary shares.

As of December 31, 2022, 145,131 ordinary shares of the Company were still available for future grant.

Any options or RSUs, which are forfeited or not exercised before expiration, become available for future grants.

Options granted under the Company's 2003 Israeli Share Option Plan ("Plan") are exercisable in accordance with the terms of the Plan, within 5-10 years from the date of grant, against payment of an exercise price or cashless exercise. The options generally vest over a period of 3-4 years.

In March 2014, the Company adopted and obtained shareholder approval for its 2014 Equity Incentive Plan (the “2014 Plan”). Options and RSU's granted under the Company's 2014 Plan are exercisable in accordance with the terms of the Plan. Options are exercisable within 5-10 years from the date of grant, against payment of an exercise price or cashless exercise and share units are granted immediately upon vesting of the RSU's. The options and the RSU's generally vest over a period of 1-4 years.

c. Share options activity:

The following table lists the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan to employees and directors

	2022		2021*		2020*
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding Options at beginning of year	537,288	44.45	513,973	45.85	333,490	64.26
Options Granted	320,775	14.25	53,970	37.52	182,054	10.01
Options Exercised	(807)	12.23	(536)	20.16	-	-
Options Forfeited and/or expired	(92,489)	55.58	(30,119)	56.91	(1,571)	50.33

Outstanding options and at end of year	764,767	30.44	537,288	44.45	513,973	45.85

Option's Exercisable at end of year	373,681	46.18	333,618	58.38	278,859	69.86

*Restated o reflect 1:7 reverse ratio of shares (See note 18b)

The following table summarizes information about share options outstanding:

	Options outstanding as of December 31, 2022
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

12.25-14.42	470,693	7.84	13.60
26.88-37.52	145,354	6.43	35.95
42.14-67.06	68,662	2.85	63.94
90.23-96.32	80,058	0.91	90.65
Total	764,767	6.40	30.44

	Options outstanding as of December31, 2021*
Range of exercise prices ($)	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

12.25-37.52	329,638	6.19	23.03
42.14-67.06	91,750	3.68	63.07
90.23-96.32	115,900	1.92	90.51
Total	537,288	4.84	44.45

The following table summarizes information about RSU's outstanding:

	RSU's 2022	RSU's 2021*	RSU's 2020*

Outstanding at beginning of year	14,581	10,655	15,506
Granted	39,286	8,992	-
Forfeited	(27)	(215)	-
Vested	(11,827)	(4,851)	(4,851)

Outstanding at the end of the period	42,013	14,581	10,655

*Restated o reflect 1:7 reverse ratio of shares (See note 18b)

The fair value of the options and RSU's granted to employees and directors at the grant date for the years ended December 31, 2020, 2021 and 2022 was $1,819 , $1,392 and $2,970 respectively.

The options and RSU’s of the Company are managed by a trustee.

1.
On April 23, 2020, the Company's Board of Directors approved the grant of 182,055 options to purchase ordinary shares under the "2014 Share Incentive Plan", for an exercise price of $ 12.25 per share to its employees, managments and  board members of the Company. The fair value of the options granted, as of the grant date, was estimated at approximately $1,819.

2.	On March 4, 2021, the Company's Board of Directors approved the grant of: (a) 34,013 options to purchase ordinary shares and 5,669 RSU's under the "2014 Share Incentive Plan" to its CEO, officers and board members of the Company at a fair value of $663 and $196, respectively, and (b) 19,958 options to purchase ordinary shares and 3,324 RSU's under the "2014 Share Incentive Plan" to its employees at a fair value of $417 and $116, respectively. The options are exercisable for an exercise price of $ 37.52 per share.

3.
Over the second quarter of 2022, the Company’s Board of Directors approved the grant of 292,203 options to purchase the Company’s ordinary shares, for an exercise price of $ 14.42  per share as well as 39,286 restricted share units (“RSU’s”) to its CEO, officers and employees. The fair value of the options and RSU’s as of the grant date, was estimated at $2,314 and $498 respectively.

The above-mentioned grant includes the grant of 151,786 options to purchase the Company’s ordinary shares and 39,286 restricted share units (“RSU’s”) to the directors and the CEO of the Company which are required to be approved by the Company’s General meeting as well. The fair value of the options and RSU’s, as of the approval date, was estimated at approximately $1,171 and $498, respectively.

4.

On July 19, 2022, the Company’s Shareholders General meeting approved the abovementioned grants (Note 3p, Note 19) to the directors and the CEO, the compensation terms of Mr. Ofer Gonen as the Company’s new Chief Executive Officer, which terms will be effective as of July 1, 2022 and the termination terms for the previous CEO.

5.	On August 18, 2022, the Company’s Shareholders General meeting approved the compensation terms and grant of 28,572 options to the Chairman of the Board of Directors which approved earlier by the board. The fair value of the options as of the grant date, was estimated at $284.

d.         The fair value of the Company's share options granted to employees and directors for the years ended December 31, 2020, 2021 and 2022 was estimated using the binomial option pricing models using the following assumptions:

	December 31
	2022	2021	2020
Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	59-77	55-78	51-71
Risk-free interest rate (%)	2.1-5.2	0.1-1.5	0.2-0.9
Early exercise factor (%)	100-150	100-150	100-150
Weighted average share prices (Dollar)	7.98	20.16	17.01

Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility (based on the weighted average volatility of the Company’s shares, over the expected term of the options), expected term of the options (based on general option holder behavior and expected share price), expected dividends, and the risk-free interest rate (based on government debentures).